Geographic Information for Revenue (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 9,230	$ 4,676	$ 17,164	$ 7,398	$ 28,657	$ 15,290	$ 13,440
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					7,802	4,587	3,936
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					13,956	5,678	6,909
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					$ 6,899	$ 5,025	$ 2,595